Schedule of condensed statements of comprehensive income (loss) (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Condensed Financial Statements, Captions [Line Items]
General and administrative expenses	$ (7,522,252)	$ (5,824,208)	$ (41,954,296)	$ (23,976,209)
Finance costs, net	(1,087,313)	(1,311,363)	(8,515,214)	(8,002,552)
Loss before income tax	(4,438,879)	(2,561,399)	(38,248,459)	(13,894,305)
Income tax expenses	(48,479)	(70,529)	(578,303)	(523,481)
Net loss attributable to Seamless Group Inc.	(4,674,358)	(3,034,984)	(39,475,321)	(15,306,550)
Other comprehensive income (loss)
Foreign currency translation adjustments	171,532	368,135	(209,531)	10,608
Total comprehensive loss	$ (4,315,826)	$ (2,263,793)	$ (39,036,293)	(14,407,178)
Seamless Group Inc [Member]
Condensed Financial Statements, Captions [Line Items]
General and administrative expenses				(23,976,209)	$ (25,539,467)
Finance costs, net				(8,002,552)	(8,200,112)
Loss before income tax				(13,894,305)	(15,611,931)
Income tax expenses				(523,481)	(113,782)
Net loss attributable to Seamless Group Inc.				(15,306,550)	(16,678,135)
Other comprehensive income (loss)
Foreign currency translation adjustments				10,608	2,402
Total comprehensive loss				(14,407,178)	(15,723,311)
Parent Company [Member] | Seamless Group Inc [Member]
Condensed Financial Statements, Captions [Line Items]
General and administrative expenses				(4,573,125)	(4,988,848)
Other income				3
Finance costs, net				(4,945,679)	(7,454,838)
Share of results from subsidiaries				(5,787,749)	(4,234,448)
Loss before income tax				(15,306,550)	(16,678,134)
Income tax expenses
Net loss attributable to Seamless Group Inc.				(15,306,550)	(16,678,134)
Other comprehensive income (loss)
Foreign currency translation adjustments				10,608	4,529
Total comprehensive loss				$ (15,295,942)	$ (16,673,605)